SUPPLEMENTAL CASH FLOW INFORMATION (Non-Cash Investing and Financing Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Retirement of fully depreciated assets	$ 28.9	$ 32.9	$ 21.2
Accrued capital expenditures	9.3	11.3	12.7
Capital lease additions	15.1	7.9	11.7
Dividend Declared [Member]
Dividends declared but not paid	$ 15.6	$ 17.0	$ 17.3